ACQUISITIONS AND DROP DOWN TRANSACTIONS - 2016 Drop Down (Details) $ in Thousands		1 Months Ended
	Mar. 03, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Deferred purchase price obligation			$ 563,281	$ 0
Drop Down Assets 2016 Acquisition
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	$ 360,000
Working capital adjustment	$ (569)	$ 600
Deferred Purchase price obligation, multiple	6.5
Estimated future payment obligation	$ 860,300		830,300
Deferred purchase price obligation	$ 507,400		$ 563,300
Discount rate	13.00%		12.00%